Note 13 - Net Income Per Share (Details) - Net Income (Loss) per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Basic:
Net income | ¥	¥ 215,481		¥ 166,080	¥ 99,984
Less: Net (loss) income attributable to the noncontrolling interests	5,395	$ 833	4,320	4,341
Net income (loss) attributable to the Company’s shareholders	¥ 210,086	$ 32,432	¥ 161,760	¥ 95,643
Weighted average number of ordinary shares outstanding (in Shares)	1,151,705,374	1,151,705,374	1,005,842,212	998,861,526
Weighted average number of dilutive potential ordinary shares from share options (in Shares)	51,618,147	51,618,147	6,749,175	1,708,492
Total (in Shares)	1,203,323,521	1,203,323,521	1,012,591,387	1,000,570,018
Diluted net income per ordinary share (in Yuan Renminbi per share) | (per share)	¥ 0.17	$ 0.03	¥ 0.16	¥ 0.10
Diluted net income per ADS (in Yuan Renminbi per share) | ¥ / shares	3.49		3.19	1.91
Basic net income per ordinary share (in Yuan Renminbi per share) | (per share)	0.18	$ 0.03	0.16	0.10
Basic net income per ADS (in Yuan Renminbi per share) | ¥ / shares	¥ 3.65		¥ 3.22	¥ 1.92